Appendix 6 Additional Information Official Bulletin No. 715 of February 3, 2012 - Summary of Number and Amount of Operations (Detail) $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2017 USD ($) Transaction	Dec. 31, 2016 USD ($) Transaction	Dec. 31, 2015 USD ($) Transaction	Dec. 31, 2017 USD ($) Transaction	Dec. 31, 2016 USD ($) Transaction	Dec. 31, 2015 USD ($) Transaction
Impairment Provisions And Recoveries [Abstract]
Number of transactions | Transaction	1,098,077	4,060,885	199,988	6,365,064	10,198,839	557,364
Amount of the transactions | $	$ 17,865	$ 66,930	$ 16,867	$ 124,120	$ 131,252	$ 71,619